Other disclosures - Risk Management and Principal Risks (audited) (Tables)	12 Months Ended
Dec. 31, 2018
Other disclosures - Risk Management and Principal Risks
Maximum exposure and effects of collateral and other credit enhancements (audited)

Barclays Bank Group’s maximum exposure and effects of netting, collateral and risk transfer

The following tables present a reconciliation between the Barclays Bank Group’s maximum exposure and its net exposure to credit risk, reflecting the financial effects of risk mitigation reducing the Barclays Bank Group’s exposure.

Maximum exposure and effect of netting, collateral and risk transfer (audited)
	Maximum exposure	Netting and set-off	Cash collateral	Non-cash collateral	Risk transfer	Net exposure
Barclays Bank Group
As at 31 December 2018	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	136,359	-	-	-	-	136,359
Cash collateral and settlement balances	74,352	-	-	-	-	74,352
Loans and advances at amortised cost:
Home loans	13,160	-	(294)	(12,675)	(129)	62
Credit cards, unsecured and other retail lending	33,791	-	(607)	(5,063)	(427)	27,694
Corporate loans	90,008	(7,546)	(63)	(27,853)	(3,971)	50,575
Total loans and advances at amortised cost	136,959	(7,546)	(964)	(45,591)	(4,527)	78,331
Of which credit-impaired (Stage 3):
Home loans	887	-	(3)	(854)	(30)	-
Credit cards, unsecured and other retail lending	645	-	(6)	(231)	(38)	370
Corporate loans	558	-	-	(150)	(17)	391
Total credit-impaired loans and advances at amortised cost	2,090	-	(9)	(1,235)	(85)	761
Reverse repurchase agreements and other similar secured lending	1,613	-	(17)	(1,565)	-	31
Trading portfolio assets:
Debt securities	57,134	-	-	(451)	-	56,683
Traded loans	7,234	-	-	(154)	-	7,080
Total trading portfolio assets	64,368	-	-	(605)	-	63,763
Financial assets at fair value through the income statement:
Loans and advances	15,644	-	(11)	(9,690)	-	5,943
Debt securities	4,515	-	-	(445)	-	4,070
Reverse repurchase agreements	119,391	-	(2,996)	(115,951)	-	444
Other financial assets	528	-	-	-	-	528
Total financial assets at fair value through the income statement	140,078	-	(3,007)	(126,086)	-	10,985
Derivative financial instruments	222,683	(172,014)	(31,475)	(5,502)	(4,712)	8,980
Financial assets at fair value through other comprehensive income	44,983	-	-	-	(399)	44,584
Other assets	699	-	-	-	-	699
Total on-balance sheet	822,094	(179,560)	(35,463)	(179,349)	(9,638)	418,084

Off-balance sheet:
Contingent liabilities	19,394	-	(399)	(1,418)	(190)	17,387
Loan commitments[a]	257,768	-	(89)	(36,852)	(1,288)	219,539
Total off-balance sheet	277,162	-	(488)	(38,270)	(1,478)	236,926

Total	1,099,256	(179,560)	(35,951)	(217,619)	(11,116)	655,010

Maximum exposure and effects of netting, collateral and risk transfer (audited)
	Maximum exposure	Netting and set-off	Cash collateral	Non-cash collateral	Risk transfer	Net exposure
Barclays Bank Group
As at 31 December 2017	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	171,036	-	-	-	-	171,036
Cash collateral and settlement balances	77,172	-	-	-	-	77,172
Loans and advances at amortised cost:
Home loans	147,002	-	(158)	(146,554)	-	290
Credit cards, unsecured and other retail lending	55,767	-	(228)	(3,995)	(16)	51,528
Corporate loans	121,821	(6,617)	(230)	(46,402)	(4,378)	64,194
Total loans and advances at amortised cost	324,590	(6,617)	(616)	(196,951)	(4,394)	116,012
Reverse repurchase agreements and other similar secured lending	12,546	-	-	(12,226)	-	320
Trading portfolio assets:
Debt securities	51,195	-	-	-	-	51,195
Traded loans	3,140	-	-	(128)	-	3,012
Total trading portfolio assets	54,335	-	-	(128)	-	54,207
Financial assets at fair value through the income statement:
Loans and advances	11,037	-	(440)	(5,497)	(344)	4,756
Debt securities	15	-	-	-	-	15
Reverse repurchase agreements	100,040	-	(426)	(99,428)	-	186
Other financial assets	519	-	-	-	-	519
Total financial assets at fair value through the income statement	111,611	-	(866)	(104,925)	(344)	5,476
Derivative financial instruments	237,987	(184,265)	(33,092)	(6,170)	(5,885)	8,575
Financial assets at fair value through other comprehensive income	57,129	-	-	(463)	(853)	55,813
Other assets	2,994	-	-	-	-	2,994
Total on-balance sheet	1,049,400	(190,882)	(34,574)	(320,863)	(11,476)	491,605

Off-balance sheet:
Contingent liabilities	19,012	-	(318)	(1,482)	(228)	16,984
Loan commitments	315,573	-	(73)	(31,069)	(1,757)	282,674
Total off-balance sheet	334,585	-	(391)	(32,551)	(1,985)	299,658

Total	1,383,985	(190,882)	(34,965)	(353,414)	(13,461)	791,263

Loans and advances at amortised cost by product (audited)

Expected Credit Losses

Loans and advances at amortised cost by product (audited)

The table below presents a breakdown of loans and advances at amortised cost and the impairment allowance with stage allocation by asset classification.

Barclays Bank Group		Stage 2
As at 31 December 2018	Stage 1	Not past due	<=30 days past due	>30 days past due	Total	Stage 3	Total[a]
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Home loans	11,486	663	50	147	860	1,194	13,540
Credit cards, unsecured loans and other retail lending	29,548	4,381	305	240	4,926	2,078	36,552
Corporate loans	81,555	7,480	315	443	8,238	917	90,710
Total	122,589	12,524	670	830	14,024	4,189	140,802

Impairment allowance
Home loans	26	29	9	9	47	307	380
Credit cards, unsecured loans and other retail lending	356	694	118	160	972	1,433	2,761
Corporate loans	107	214	11	11	236	359	702
Total	489	937	138	180	1,255	2,099	3,843

Net exposure
Home loans	11,460	634	41	138	813	887	13,160
Credit cards, unsecured loans and other retail lending	29,192	3,687	187	80	3,954	645	33,791
Corporate loans	81,448	7,266	304	432	8,002	558	90,008
Total	122,100	11,587	532	650	12,769	2,090	136,959

Coverage ratio	%	%	%	%	%	%	%
Home loans	0.2	4.4	18.0	6.1	5.5	25.7	2.8
Credit cards, unsecured loans and other retail lending	1.2	15.8	38.7	66.7	19.7	69.0	7.6
Corporate loans	0.1	2.9	3.5	2.5	2.9	39.1	0.8
Total	0.4	7.5	20.6	21.7	8.9	50.1	2.7

Note

a Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £120.1bn (1 January 2018: £128.1bn) and impairment allowance of £11m (1 January 2018: £9m). This comprises £9m ECL on £119.6bn stage 1 assets and £2m on £0.5bn stage 2 fair value through other comprehensive income assets.

Movement in gross exposures and impairment allowance (audited)

Movement in gross exposures and impairment allowance including provisions for loan commitments and financial guarantees

The following tables present a reconciliation of the opening to the closing balance of the exposure and impairment allowance. Explanation of the terms: 12-month ECL, lifetime ECL and credit-impaired are included in page xx.

Gross exposure for loans and advances at amortised cost (audited)

Barclays Bank Group	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m
As at 1 January 2018	266,173	49,592	9,081	324,846
Disposal of business to Barclays Bank UK PLC	(155,390)	(27,978)	(4,202)	(187,570)
Net transfers between stages	4,999	(6,196)	1,197	-
Business activity in the year	51,044	1,650	122	52,816
Net drawdowns and repayments	(5,635)	767	155	(4,713)
Final repayments	(33,493)	(3,811)	(654)	(37,958)
Disposals	(5,109)	-	(54)	(5,163)
Write-offs	-	-	(1,456)	(1,456)
As at 31 December 2018	122,589	14,024	4,189	140,802

Impairment allowance on loans and advances at amortised cost (audited)

Barclays Bank Group	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m
As at 1 January 2018	608	3,112	3,382	7,102
Disposal of business to Barclays Bank UK PLC	(168)	(1,490)	(1,278)	(2,936)
Net transfers between stages	664	(995)	331	-
Business activity in the year	191	114	57	362
Net re-measurement and movement due to exposure and risk parameter changes	(740)	597	1,189	1,046
UK economic uncertainty adjustment	-	50	-	50
Final repayments	(66)	(133)	(72)	(271)
Disposals	-	-	(54)	(54)
Write-offs	-	-	(1,456)	(1,456)
As at 31 December 2018[a]	489	1,255	2,099	3,843

Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement excluding assets derecognised due to disposals and write-offs				1,187
Net recoveries post write-offs				(86)
Exchange and other adjustments				(212)
Impairment release on loan commitments and financial guarantees[b]				(48)
Impairment charge on other financial assets				3
Income statement charge/(release) for the period[c]				844

Note

a Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £120.1bn (1 January 2018: £128.1bn) and impairment allowance of £11m (1 January 2018: £9m). This comprises £9m ECL on £119.6bn stage 1 assets and £2m on £0.5bn stage 2 fair value through other comprehensive income assets.

b Impairment release of £48m on loan commitments and financial guarantees represents reduction in impairment allowance excluding disposal of business to Barclays Bank UK PLC of £116m and exchange and other adjustments of £68m.

c Barclays Bank PLC transferred its UK banking business on 1 April 2018 to Barclays Bank UK PLC. Net impairment charge of £201m (Impairment charges: £217m and recoveries: £16m) relating to the UK banking business for the three months ended 31 March 2018 is included in the reconciliation in “Income statement charge/(release) for the period”

Gross exposure for loan commitments and financial guarantees (audited)

Barclays Bank Group	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m
As at 1 January 2018	275,364	38,867	1,442	315,673
Disposal of business to Barclays Bank UK PLC	(60,848)	(6,113)	(294)	(67,255)
Net transfers between stages	14,517	(14,577)	60	-
Business activity in the year	64,155	749	-	64,904
Net drawdowns and repayments	(16,826)	5,505	(562)	(11,883)
Final repayments	(27,772)	(7,987)	(225)	(35,984)
As at 31 December 2018	248,590	16,444	421	265,455

Impairment allowance on loan commitments and financial guarantees (audited)

Barclays Bank Group	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m
As at 1 January 2018	133	259	28	420
Disposal of business to Barclays Bank UK PLC	(36)	(51)	-	(87)
Net transfers between stages	42	(43)	1	-
Business activity in the year	18	-	-	18
Net re-measurement and movement due to exposure and risk parameter changes	(51)	(17)	44	(24)
Final repayments	(15)	(44)	(51)	(110)
As at 31 December 2018	91	104	22	217

Gross exposure for loans and advances at amortised cost
Continuing operations
Barclays Bank Group	Stage 1	Stage2	Stage3	Total
	£m	£m	£m	£m
As at 1 January 2018	113,375	19,913	4,831	138,119
Net transfers between stages	3,795	(4,588)	793	-
Business activity in the year	43,520	1,188	48	44,756
Net drawdowns and repayments	(2,773)	1,117	486	(1,170)
Final repayments	(30,219)	(3,606)	(590)	(34,415)
Disposals	(5,109)	-	(54)	(5,163)
Write-offs	-	-	(1,325)	(1,325)
As at 31 December 2018	122,589	14,024	4,189	140,802

Impairment allowance on loans and advances at amortised cost
Continuing operations
Barclays Bank Group	Stage 1	Stage2	Stage3	Total
	£m	£m	£m	£m
As at 1 January 2018	437	1,713	2,108	4,258
Net transfers between stages	446	(697)	251	-
Business activity in the year	167	86	30	283
Net re-measurement and movement due to exposure and risk parameter changes	(506)	220	1,151	865
UK economic uncertainty adjustment	-	50	-	50
Final repayments	(55)	(117)	(62)	(234)
Disposals	-	-	(54)	(54)
Write-offs	-	-	(1,325)	(1,325)
As at 31 December 2018	489	1,255	2,099	3,843

Gross exposure for loans and advances at amortised cost
Discontinued operations
Barclays Bank Group	Stage 1	Stage2	Stage3	Total
	£m	£m	£m	£m
As at 1 January 2018	152,798	29,679	4,250	186,727
Net transfers between stages	1,204	(1,608)	404	-
Business activity in the year	7,524	462	74	8,060
Net drawdowns and repayments	(2,862)	(350)	(331)	(3,543)
Final repayments	(3,274)	(205)	(64)	(3,543)
Write-offs	-	-	(131)	(131)
Transferred to Barclays Bank UK PLC on 1 April 2018	155,390	27,978	4,202	187,570

Impairment allowance on loans and advances at amortised cost
Discontinued operations
Barclays Bank Group	Stage 1	Stage2	Stage3	Total
	£m	£m	£m	£m
As at 1 January 2018	171	1,399	1,274	2,844
Net transfers between stages	218	(298)	80	-
Business activity in the year	24	28	27	79
Net re-measurement and movement due to exposure and risk parameter changes	(234)	377	38	181
Final repayments	(11)	(16)	(10)	(37)
Write-offs	-	-	(131)	(131)
Transferred to Barclays Bank UK PLC on 1 April 2018	168	1,490	1,278	2,936

Management adjustments to models for impairment (audited)
Portfolios that have management adjustments greater than £10m by product (audited)[a]
	As at 31 December 2018		As at 31 December 2017
	Management adjustments to impairment allowances, including forbearance	Proportion of total impairment allowances	Management adjustments to impairment allowances, including forbearance	Proportion of total impairment allowances
	£m	%	£m	%
Credit cards, unsecured loans and other retail lending	(23)	(0.8)	24	0.8
Corporate loans	(11)	(1.6)	68	6.0

Note

  Positive values relate to an increase in impairment allowance.

Core macroeconomic variables for each scenario and the respective scenario weights

The table below shows the core macroeconomic variables for each scenario and the respective scenario weights.

Scenario probability weighting (audited)
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 31 December 2018%		%	%	%	%
Scenario probability weighting	9	24	41	23	3

Macroeconomic variables (audited)
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 31 December 2018%		%	%	%	%
UK GDP[a]	4.5	3.1	1.7	0.3	(4.1)
UK unemployment[b]	3.4	3.9	4.3	5.7	8.8
UK HPI[c]	46.4	32.6	3.2	(0.5)	(32.1)
US GDP[a]	4.8	3.7	2.1	0.4	(3.3)
US unemployment[b]	3.0	3.4	3.7	5.2	8.4
US HPI[c]	36.9	30.2	4.1	-	(17.4)
As at 1 January 2018
UK GDP[a]	4.5	3.2	1.8	(0.6)	(5.2)
UK unemployment[b]	3.9	4.1	4.6	5.5	9.0
UK HPI[c]	52.9	36.7	2.8	(9.2)	(35.1)
US GDP[a]	6.7	4.6	2.1	(1.0)	(5.2)
US unemployment[b]	3.2	3.5	4.1	5.0	9.6
US HPI[c]	32.1	27.3	3.4	(2.1)	(20.2)

Notes

  Highest annual growth in Upside scenarios; 5-year average in Baseline; lowest annual growth in Downside scenarios.
  Lowest point in Upside scenarios; 5-year average in Baseline; highest point in Downside scenarios.
  5-year cumulative growth in Upside scenarios; 5-year average in Baseline; cumulative fall (peak-to-trough) in Downside scenarios.

ECL sensitivity analysis to UK economic forecasts for key principal portfolios

Scenario probability weighting
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
UK Upward scenario	18	33	36	11	2
UK Downward scenario	8	18	40	28	6

Macroeconomic variables for UK Downward scenario
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 31 December 2018%		%	%	%	%
UK Upward scenario
UK GDP	4.5	3.1	3.1	0.3	(4.1)
UK unemployment	3.4	3.9	3.9	5.7	8.8
UK HPI	46.4	32.6	32.6	(0.5)	(32.1)
US GDP	4.8	3.7	2.1	0.4	(3.3)
US unemployment	3.0	3.4	3.7	5.2	8.4
US HPI	36.9	30.2	4.1	-	(17.4)
UK Downward scenario
UK GDP	4.5	3.1	0.3	0.3	(4.1)
UK unemployment	3.4	3.9	5.7	5.7	8.8
UK HPI	46.4	32.6	(0.5)	(0.5)	(32.1)
US GDP	4.8	3.7	2.1	0.4	(3.3)
US unemployment	3.0	3.4	3.7	5.2	8.4
US HPI	36.9	30.2	4.1	-	(17.4)

ECL sensitivity analysis to US economic forecasts for key principal portfolios

The table below shows the estimated ECL impact on key principal portfolios for both positive growth (Upward scenario) and a downturn (Downward scenario) of US consensus macroeconomic variables. The inputs for the Downward scenario have been modelled by replacing the Baseline macroeconomic variables by the Downside 1 variables (with no changes to UK and other non-US macroeconomic variables, as highlighted below.) Similarly, the Upward scenario uses Upside 1 UK macroeconomic variables for the Baseline scenario. The Downside 2, Downside 1, Upside 1 and Upside 2 macroeconomic variables are held constant but the probability weights have been re-calibrated. Changes in credit cards, unsecured loans and other retail lending are measured for US cards only.

Scenario probability weighting
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
US Upward scenario	18	33	36	11	2
US Downward scenario	5	14	40	34	7

Macroeconomic variables for US Downward scenario
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 31 December 2018%		%	%	%	%
US Upward scenario
UK GDP	4.5	3.1	1.7	0.3	(4.1)
UK unemployment	3.4	3.9	4.3	5.7	8.8
UK HPI	46.4	32.6	3.2	(0.5)	(32.1)
US GDP	4.8	3.7	3.7	0.4	(3.3)
US unemployment	3.0	3.4	3.4	5.2	8.4
US HPI	36.9	30.2	30.2	-	(17.4)
US Downward scenario
UK GDP	4.5	3.1	1.7	0.3	(4.1)
UK unemployment	3.4	3.9	4.3	5.7	8.8
UK HPI	46.4	32.6	3.2	(0.5)	(32.1)
US GDP	4.8	3.7	0.4	0.4	(3.3)
US unemployment	3.0	3.4	5.2	5.2	8.4
US HPI	36.9	30.2	-	-	(17.4)

ECL under 100% weighted scenarios for key principal portfolios

ECL under 100% weighted scenarios for key principal portfolios (audited)

The table below shows the ECL for key principal portfolios assuming scenarios have been 100% weighted. Gross exposures are allocated to a stage based on the individual scenario rather than through a probability-weighted approach as is required for Barclays actual impairment allowances. As a result, it is not possible to back solve the weighted ECL from the individual scenarios as a balance may be assigned to a different stage dependent on the scenario.

Material post-model adjustments have been excluded from the below analysis so that the scenario specific results are comparable. Portfolios with adjustments of greater than £10m can be found on page 000.

Portfolios excluded include those where the risk resides outside of the UK or the US; certain less material exposures; and exposures where ECL estimation methods are based on benchmark approaches or assigned proxy coverage ratios.

Balances allocated to Stage 3 do not change in any of the scenarios as the transition criteria relies only on observable evidence of default as at 31 December 2018 and not on macroeconomic scenarios.

The Downside 2 scenario represents a severe global recession with substantial falls in both UK and US GDP. Unemployment in both markets rises towards 9% and there are substantial falls in asset prices including housing.

Under the Downside 2 scenario, balances move between stages as the economic environment weakens. This can be seen in the movement of £10.4bn of gross exposure into stage 2 between the Weighted and Downside 2 scenario. ECL increases in Stage 2 predominantly due to unsecured portfolios as economic conditions deteriorate.

	Scenarios
As at 31 December 2018	Weighted	Upside 2	Upside 1	Baseline	Downside 1	Downside 2

Stage 1 Gross Exposure (£m)
Credit cards, unsecured loans and other retail lending	15,399	16,345	15,629	15,437	15,063	12,125
Corporate loans	80,835	81,346	81,180	80,941	80,517	73,715
Stage 1 ECL (£m)
Credit cards, unsecured loans and other retail lending	208	168	202	205	212	231
Corporate loans	175	161	163	162	203	242
Stage 1 Coverage (%)
Credit cards, unsecured loans and other retail lending	1.4	1.0	1.3	1.3	1.4	1.9
Corporate loans	0.2	0.2	0.2	0.2	0.3	0.3

Stage 2 Gross Exposure (£m)
Credit cards, unsecured loans and other retail lending	4,084	3,138	3,853	4,046	4,420	7,358
Corporate loans	11,377	10,866	11,031	11,271	11,694	18,496
Stage 2 ECL (£m)
Credit cards, unsecured loans and other retail lending	937	719	830	901	1,111	2,414
Corporate loans	323	277	290	302	397	813
Stage 2 Coverage (%)
Credit cards, unsecured loans and other retail lending	22.9	22.9	21.5	22.3	25.1	32.8
Corporate loans	2.8	2.5	2.6	2.7	3.4	4.4

Stage 3 Gross Exposure (£m)
Credit cards, unsecured loans and other retail lending	1,396	1,396	1,396	1,396	1,396	1,396
Corporate loans[a]	1,165	n/a	n/a	1,165	n/a	n/a
Stage 3 ECL (£m)
Credit cards, unsecured loans and other retail lending	1,181	1,168	1,174	1,181	1,189	1,207
Corporate loans[a]	333	n/a	n/a	323	n/a	n/a
Stage 3 Coverage (%)
Credit cards, unsecured loans and other retail lending	84.6	83.7	84.1	84.6	85.2	86.5
Corporate loans[a]	28.6	n/a	n/a	27.7	n/a	n/a

Total ECL (£m)
Credit cards, unsecured loans and other retail lending	2,326	2,055	2,206	2,287	2,512	3,852
Corporate loans[a]	831	n/a	n/a	787	n/a	n/a

Note

  Material corporate loan defaults are individually assessed across different recovery strategies which are impacted by the macroeconomic variables. As a result, only the baseline scenario is shown together with the weighted estimate which reflects alternative recovery paths.

Sensitivity to UK economic forecasts
	Stage 1		Stage 2		Stage 3		Total
	Δ UK Upward scenario	Δ UK Downward scenario	Δ UK Upward scenario	Δ UK Downward scenario	Δ UK Upward scenario	Δ UK Downward scenario	Δ UK Upward scenario	Δ UK Downward scenario
Gross Exposure (£m)
Corporate loans	79	(13)	(79)	13	-	-	-	-
ECL (£m)
Corporate loans	1	7	(4)	13	(46)	28	(49)	48

Sensitivity to US economic forecasts
	Stage 1		Stage 2		Stage 3		Total
	Δ US Upward scenario	Δ US Downward scenario	Δ US Upward scenario	Δ US Downward scenario	Δ US Upward scenario	Δ US Downward scenario	Δ US Upward scenario	Δ US Downward scenario
Gross Exposure (£m)
Credit cards, unsecured loans and other retail lending	214	(312)	(214)	312	-	-	-	-
Corporate loans	83	(46)	(83)	46	-	-	-	-
ECL (£m)
Credit cards, unsecured loans and other retail lending	(4)	6	(76)	144	(6)	7	(86)	157
Corporate loans	(3)	10	(15)	34	(35)	54	(53)	98

Concentrations of Credit Risk by geography and industry (audited)
Credit risk concentrations by geography (audited)
Barclays Bank Group	UnitedKingdom	Europe	Americas	Africa and Middle East	Asia	Total
As at 30 September 2018	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	27,785	57,381	35,325	147	4,571	125,210
Cash collateral and settlement balances	29,599	24,843	33,155	639	6,025	94,262
Loans and advances at amortised cost	60,239	27,385	44,466	3,497	6,487	142,074
Reverse repurchase agreements and other similar secured lending	44	77	348	1,344	2,834	4,646
Trading portfolio assets	13,952	20,309	34,889	455	4,321	73,926
Financial assets at fair value through the income statement	37,421	21,604	71,687	1,712	14,703	147,128
Derivative financial instruments	69,983	74,198	55,139	2,480	13,557	215,357
Financial assets at fair value through other comprehensive income	8,182	24,569	11,694	98	3,037	47,581
Other assets	1,159	1,560	25	-	-	2,743
Total on-balance sheet	248,365	251,926	286,728	10,372	55,535	852,927

Off-balance sheet:
Contingent liabilities	3,176	2,517	7,595	302	949	14,539
Loan commitments	47,418	26,581	157,609	1,803	3,797	237,208
Total off-balance sheet	50,594	29,098	165,204	2,105	4,746	251,747
Total	298,959	281,024	451,932	12,477	60,281	1,104,674

Credit risk concentrations by geography (audited)
Barclays Bank Group	UnitedKingdom	Europe	Americas	Africa and Middle East	Asia	Total
As at 31 December 2017	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	53,069	57,158	56,034	57	4,718	171,036
Cash collateral and settlement balances	23,856	24,311	23,440	870	4,695	77,172
Loans and advances at amortised cost	240,689	27,211	47,850	3,385	5,455	324,590
Reverse repurchase agreements and other similar secured lending	203	375	10,521	32	1,415	12,546
Trading portfolio assets	10,604	13,621	25,679	473	3,958	54,335
Financial assets at fair value through the income statement	33,923	23,724	46,288	1,611	6,065	111,611
Derivative financial instruments	81,974	81,566	57,858	2,792	13,797	237,987
Financial investments - debt securities	17,471	23,598	14,110	114	1,836	57,129
Other assets	1,551	1,179	148	33	83	2,994
Total on-balance sheet	463,340	252,743	281,928	9,367	42,022	1,049,400

Off-balance sheet:
Contingent liabilities	7,603	3,039	6,708	529	1,133	19,012
Loan commitments	105,912	36,084	168,003	1,608	3,966	315,573
Total off-balance sheet	113,515	39,123	174,711	2,137	5,099	334,585
Total	576,855	291,866	456,639	11,504	47,121	1,383,985

Credit risk concentrations by industry (audited)
Barclays Bank Group	Banks	Other financialinsti-tutions	Manu-facturing	Const-ructionand property	Govern-ment and central bank	Energyandwater	Wholesaleand retail distribution and leisure	Businessand otherservices	Homeloans	Cards, unsecuredloans and other personal lending	Other	Total
As at 31 December 2018	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	-	-	-	-	136,359	-	-	-	-	-	-	136,359
Cash collateral and settlement balances	17,294	48,340	498	75	6,470	386	223	717	-	-	349	74,352
Loans and advances at amortised cost	9,692	17,734	8,379	13,143	3,474	5,442	9,678	17,222	13,160	32,818	6,217	136,959
Reverse repurchase agreements and other similar secured lending	1,369	169	-	37	38	-	-	-	-	-	-	1,613
Trading portfolio assets	3,502	9,550	3,825	897	34,817	4,202	1,202	3,481	-	-	2,892	64,368
Financial assets at fair value through the income statement	30,374	96,708	-	5,371	5,295	31	13	1,881	405	-	-	140,078
Derivative financial instruments	123,999	80,302	2,390	1,974	5,987	2,791	486	2,012	-	-	2,742	222,683
Financial assets at fair value through other comprehensive income	11,066	1,880	-	200	31,701	-	-	136	-	-	-	44,983
Other assets	288	411	-	-	-	-	-	-	-	-	-	699
Total on-balance sheet	197,584	255,094	15,092	21,697	224,141	12,852	11,602	25,449	13,565	32,818	12,200	822,094

Off-balance sheet:
Contingent liabilities	939	3,841	3,470	626	980	3,491	952	3,455	-	116	1,524	19,394
Loan commitments	1,265	42,844	39,827	12,280	1,629	26,520	14,127	21,702	1,409	71,781	24,384	257,768
Total off-balance sheet	2,204	46,685	43,297	12,906	2,609	30,011	15,079	25,157	1,409	71,897	25,908	277,162
Total	199,788	301,779	58,389	34,603	226,750	42,863	26,681	50,606	14,974	104,715	38,108	1,099,256

Credit risk concentrations by industry (audited)
Barclays Bank Group	Banks	Other financialinsti-tutions	Manu-facturing	Const-ructionand property	Govern-ment and central bank	Energyandwater	Wholesaleand retail distribution and leisure	Businessand otherservices	Homeloans	Cards, unsecuredloans and other personal lending	Other	Total
As at 31 December 2017	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	-	-	-	-	171,036	-	-	-	-	-	-	171,036
Cash collateral and settlement balances	18,395	48,586	124	233	8,219	585	75	577	-	-	378	77,172
Loans and advances at amortised cost	9,931	26,338	9,125	23,473	9,097	5,519	12,375	19,906	147,002	54,205	7,619	324,590
Reverse repurchase agreements and other similar secured lending	7,241	4,844	-	153	307	-	-	1	-	-	-	12,546
Trading portfolio assets	4,683	10,666	3,311	807	26,030	3,900	598	3,324	128	-	888	54,335
Financial assets at fair value through the income statement	21,468	78,506	38	4,666	4,812	2	3	2,083	28	-	5	111,611
Derivative financial instruments	126,248	87,466	2,383	2,103	5,811	8,179	576	3,096	-	-	2,125	237,987
Financial investments - debt securities	10,193	1,379	-	-	44,780	103	-	674	-	-	-	57,129
Other assets	2,229	744	-	-	21	-	-	-	-	-	-	2,994
Total on-balance sheet	200,388	258,529	14,981	31,435	270,113	18,288	13,627	29,661	147,158	54,205	11,015	1,049,400

Off-balance sheet:
Contingent liabilities	1,572	3,556	3,236	675	8	2,605	969	4,947	4	389	1,051	19,012
Loan commitments	1,550	31,427	38,105	12,956	384	31,702	14,507	34,415	10,785	126,169	13,573	315,573
Total off-balance sheet	3,122	34,983	41,341	13,631	392	34,307	15,476	39,362	10,789	126,558	14,624	334,585
Total	203,510	293,512	56,322	45,066	270,505	52,595	29,103	69,023	157,947	180,763	25,639	1,383,985

Balance Sheet credit quality (audited)
Balance sheet credit quality (audited)
Barclays Bank Group	PD Range	0.0 to <0.60%	0.60 to <11.35%	11.35% to 100%	Total	0.0 to <0.60%	0.60 to <11.35%	11.35% to 100%	Total
As at 31 December 2018		£m	£m	£m	£m	%	%	%	%
Cash and balances at central banks		136,359	-	-	136,359	100	-	-	100
Cash collateral and settlement balances		67,585	6,763	4	74,352	91	9	-	100
Loans and advances at amortised cost
Home loans		8,993	3,220	947	13,160	69	24	7	100
Credit cards, unsecured and other retail lending		14,893	17,489	1,409	33,791	44	52	4	100
Corporate loans		65,080	23,562	1,366	90,008	72	26	2	100
Total loans and advances at amortised cost		88,966	44,271	3,722	136,959	65	32	3	100
Reverse repurchase agreements and other similar secured lending		1,125	444	44	1,613	69	28	3	100
Trading portfolio assets:
Debt securities		51,747	4,998	389	57,134	90	9	1	100
Traded loans		1,903	4,368	963	7,234	27	60	13	100
Total trading portfolio assets		53,650	9,366	1,352	64,368	83	15	2	100
Financial assets at fair value through the income statement:
Loans and advances		9,487	6,109	48	15,644	61	39	-	100
Debt securities		4,378	76	61	4,515	97	2	1	100
Reverse repurchase agreements		86,237	31,813	1,341	119,391	72	27	1	100
Other financial assets		524	4	-	528	99	1	-	100
Total financial assets at fair value through the income statement		100,626	38,002	1,450	140,078	72	27	1	100
Derivative financial instruments		211,841	10,790	52	222,683	95	5	-	100
Financial assets at fair value through other comprehensive income		44,835	148	-	44,983	100	-	-	100
Other assets		426	273	-	699	61	39	-	100
Total on-balance sheet		705,413	110,057	6,624	822,094	86	13	1	100

Balance sheet credit quality (audited)
Barclays Bank Group	PD range	0.0 to <0.60%	0.60 to <11.35%	11.35% to 100%	Total	0.0 to <0.60%	0.60 to <11.35%	11.35% to 100%	Total
As at 31 December 2017		£m	£m	£m	£m	%	%	%	%
Cash and balances at central banks		171,036	-	-	171,036	100	-	-	100
Cash collateral and settlement balances		72,281	4,619	272	77,172	94	6	-	100
Loans and advances at amortised cost
Home loans		135,576	5,781	5,645	147,002	92	4	4	100
Credit cards, unsecured and other retail lending[a]		13,195	34,897	7,675	55,767	24	63	13	100
Corporate loans		76,361	33,093	12,367	121,821	63	27	10	100
Total loans and advances at amortised cost		225,132	73,771	25,687	324,590	69	23	8	100
Reverse repurchase agreements and other similar secured lending		11,430	1,101	15	12,546	91	9	-	100
Trading portfolio assets:
Debt securities		48,484	2,085	626	51,195	95	4	1	100
Traded loans		1,432	1,189	519	3,140	45	38	17	100
Total trading portfolio assets		49,916	3,274	1,145	54,335	92	6	2	100
Financial assets designated at fair value:
Loans and advances		9,457	817	763	11,037	86	7	7	100
Debt securities		-	15	-	15	-	100	-	100
Reverse repurchase agreements		82,263	17,692	85	100,040	82	18	-	100
Other financial assets		482	37	-	519	93	7	-	100
Total financial assets designated at fair value		92,202	18,561	848	111,611	82	17	1	100
Derivative financial instruments		229,580	7,863	544	237,987	97	3	-	100
Financial investments - debt securities		57,107	18	4	57,129	100	-	-	100
Other assets		2,544	409	41	2,994	85	14	1	100
Total on-balance sheet		911,228	109,616	28,556	1,049,400	87	10	3	100

Note

a 2017 figures restated to more accurately reflect the credit quality distribution within credit cards, unsecured and other retail lending

Credit risk profile by internal PD band for loans and advances at amortised cost, contingent liabilities and loan commitments (audited)

Credit exposures by internal PD grade

Credit risk profile by internal PD grade for loans and advances at amortised cost (audited)
		Gross carrying amount				Allowance for ECL				Net exposure	ECL coverage
Barclays Bank Group	PD range	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Credit quality description	%	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Strong	0.0 to < 0.60%	86,875	2,223	-	89,098	106	26	-	132	88,966	0.1
Satisfactory	0.60 to < 11.35%	35,475	9,752	-	45,227	356	600	-	956	44,271	2.1
Higher Risk	11.35% to < 100%	239	2,049	-	2,288	27	629	-	656	1,632	28.7
Credit Impaired	100%	-	-	4,189	4,189	-	-	2,099	2,099	2,090	50.1
Total		122,589	14,024	4,189	140,802	489	1,255	2,099	3,843	136,959	2.7

Credit risk profile by internal PD grade for contingent liabilities[a] (audited)
		Gross carrying amount				Allowance for ECL				Net exposure	ECL coverage
Barclays Bank Group	PD range	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Credit quality description	%	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Strong	0.0 to < 0.60%	14,089	444	-	14,533	5	3	-	8	14,525	0.1
Satisfactory	0.60 to < 11.35%	3,542	964	-	4,506	11	13	-	24	4,482	0.5
Higher Risk	11.35% to < 100%	48	229	-	277	-	11	-	11	266	4.0
Credit Impaired	100%	-	-	74	74	-	-	2	2	72	2.7
Total		17,679	1,637	74	19,390	16	27	2	45	19,345	0.2

Credit risk profile by internal PD grade for loan commitments[a] (audited)
		Gross carrying amount				Allowance for ECL				Net exposure	ECL coverage
Barclays Bank Group	PD range	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Credit quality description	%	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Strong	0.0 to < 0.60%	172,159	4,584	-	176,743	17	4	-	21	176,722	-
Satisfactory	0.60 to < 11.35%	58,084	7,750	-	65,834	55	40	-	95	65,739	0.1
Higher Risk	11.35% to < 100%	668	2,473	-	3,141	3	33	-	36	3,105	1.1
Credit Impaired	100%	-	-	347	347	-	-	20	20	327	5.8
Total		230,911	14,807	347	246,065	75	77	20	172	245,893	0.1

Note

a Excludes loan commitments and financial guarantees carried at fair value amounting £11.7bn for Barclays Bank

Management Value at Risk (audited)
Management VaR (95%, one day) (audited)
	2018			2017
	Average	High[b]	Low[b]	Average	High[b]	Low[b]
For the year ended 31 December[a]	£m	£m	£m	£m	£m	£m
Credit risk	11	16	8	12	18	8
Interest rate risk	8	18	3	8	15	4
Equity risk	7	14	4	8	14	4
Basis risk	6	8	4	5	6	3
Spread risk	6	9	3	5	8	3
Foreign exchange risk	3	7	1	3	7	2
Commodity risk	1	2	-	2	3	1
Inflation risk	3	4	2	2	4	1
Diversification effect[b]	(25)	n/a	n/a	(26)	n/a	n/a
Total management VaR	20	27	15	19	26	14

Notes

  Excludes BAGL from 23 July 2018.
  Diversification effects recognise that forecast losses from different assets or businesses are unlikely to occur concurrently, hence the expected aggregate loss is lower than the sum of the expected losses from each area. Historical correlations between losses are taken into account in making these assessments. The high and low VaR figures reported for each category did not necessarily occur on the same day as the high and low VaR reported as a whole. Consequently, a diversification effect balance for the high and low VaR figures would not be meaningful and is therefore omitted from the above table.

Contractual maturity of financial assets and liabilities (audited)
Contractual maturity of financial assets and liabilities (audited)
Barclays Bank Group	Ondemand	Not morethan threemonths	Over threemonths butnot morethan sixmonths	Over sixmonths butnot morethan nine months	Over ninemonths butnot morethan one year	Over oneyear but notmore thantwo years	Over twoyears butnot morethan threeyears	Over threeyears butnot morethan fiveyears	Over fiveyears butnot morethan tenyears	Over tenyears	Total
As at 31 December 2018	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	134,824	1,353	118	–	64	–	–	–	–	–	136,359
Cash collateral and settlement balances	2,388	71,909	27	–	22	2	–	4	–	–	74,352
Loans and advances at amortised cost	8,902	9,674	6,047	3,882	5,497	19,601	18,900	25,858	15,019	23,579	136,959
Reverse repurchase agreements and other similar secured lending	31	550	–	–	–	586	446	–	–	–	1,613
Trading portfolio assets	104,038	–	–	–	–	–	–	–	–	–	104,038
Financial assets at fair value through the income statement	13,590	112,648	7,108	3,124	2,279	3,921	154	286	535	1,605	145,250
Derivative financial instruments	222,522	–	6	1	4	14	11	11	93	21	222,683
Financial assets at fair value through other comprehensive income	11	2,474	1,361	1,119	2,041	5,535	2,402	7,290	17,387	5,374	44,994
Other financial assets	333	303	56	–	7	–	–	–	–	–	699
Total financial assets	486,639	198,911	14,723	8,126	9,914	29,659	21,913	33,449	33,034	30,579	866,947
Other assets											10,753
Total assets											877,700
Liabilities
Deposits at amortised cost	155,788	29,273	6,062	2,410	2,314	1,160	694	541	349	746	199,337
Cash collateral and settlement balances	3,446	64,283	5	2	–	–	–	–	–	–	67,736
Repurchase agreements and other similar secured borrowing	1,331	5,560	–	–	–	3	–	–	484	–	7,378
Debt securities in issue	26	13,718	5,740	4,361	4,235	4,373	982	1,152	4,278	198	39,063
Subordinated liabilities	–	306	–	78	45	1,951	8,269	11,850	5,940	6,888	35,327
Trading portfolio liabilities	36,614	–	–	–	–	–	–	–	–	–	36,614
Financial liabilities designated at fair value	14,280	144,561	6,809	9,050	3,577	10,365	5,689	7,116	4,415	11,879	217,741
Derivative financial instruments	219,527	10	–	–	–	3	3	3	3	43	219,592
Other financial liabilities	141	1,982	–	–	–	343	–	–	–	–	2,466
Total financial liabilities	431,153	259,693	18,616	15,901	10,171	18,198	15,637	20,662	15,469	19,754	825,254
Other liabilities											4,735
Total liabilities											829,989
Cumulative liquidity gap	55,486	(5,296)	(9,189)	(16,964)	(17,221)	(5,760)	516	13,303	30,868	41,693	47,711

Contractual maturity of financial assets and liabilities (audited)
Barclays Bank Group	Ondemand	Not morethan threemonths	Over threemonths butnot morethan sixmonths	Over sixmonths butnot morethan ninemonths	Over ninemonths butnot morethan oneyear	Over oneyear but notmore thantwo years	Over twoyears butnot morethan threeyears	Over threeyears butnot morethan fiveyears	Over fiveyears butnot morethan tenyears	Over tenyears	Total
As at 31 December 2017	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	170,190	846	–	–	–	–	–	–	–	–	171,036
Cash collateral and settlement balances	1,794	75,327	32	2	14	3	–	–	–	–	77,172
Loans and advances at amortised cost	13,551	25,845	9,735	5,594	7,733	36,213	26,244	39,978	48,382	111,315	324,590
Reverse repurchase agreements and other similar secured lending	7,522	4,446	578	–	–	–	–	–	–	–	12,546
Trading portfolio assets	113,755	–	–	–	–	–	–	–	–	–	113,755
Financial assets at fair value through the income statement	14,800	77,289	8,828	4,570	1,252	2,095	160	196	557	6,535	116,282
Derivative financial instruments	237,741	41	81	–	–	71	22	15	1	15	237,987
Financial investments	30	2,378	2,717	97	504	5,675	3,928	16,162	17,107	10,365	58,963
Financial assets at fair value through other comprehensive income	–	–	–	–	–	–	–	–	–	–	–
Other financial assets	2,153	725	–	–	–	116	–	–	–	–	2,994
Total financial assets	561,536	186,897	21,971	10,263	9,503	44,173	30,354	56,351	66,047	128,230	1,115,325
Other assets											14,018
Total assets											1,129,343
Liabilities
Deposits at amortised cost	338,550	39,405	8,083	3,820	3,823	2,754	634	1,198	266	656	399,189
Cash collateral and settlement balances	1,808	66,291	16	4	19	4	1	–	–	–	68,143
Repurchase agreements and other similar secured borrowing	3,550	17,841	4,516	2,136	1,396	310	93	10,006	490	–	40,338
Debt securities in issue	907	17,025	8,395	5,107	1,562	6,654	3,881	11,944	9,502	4,409	69,386
Subordinated liabilities	–	2,402	791	7	23	57	1,949	8,751	5,866	4,347	24,193
Trading portfolio liabilities	37,352	–	–	–	–	–	–	–	–	–	37,352
Financial liabilities designated at fair value	13,298	102,860	10,570	5,918	3,139	10,515	7,281	5,879	4,923	9,335	173,718
Derivative financial instruments	237,242	10	3	–	–	10	5	4	41	1,030	238,345
Other financial liabilities	446	4,557	–	–	–	671	–	–	–	–	5,674
Total financial liabilities	633,153	250,391	32,374	16,992	9,962	20,975	13,844	37,782	21,088	19,777	1,056,338
Other liabilities											7,271
Total liabilities											1,063,609
Cumulative liquidity gap	(71,617)	(135,111)	(145,514)	(152,243)	(152,702)	(129,504)	(112,994)	(94,425)	(49,466)	58,987	65,734

Contractual maturity of financial liabilities - undiscounted (audited)
Contractual maturity of financial liabilities - undiscounted (audited)
Barclays Bank Group	Ondemand	Not morethan threemonths	Over threemonths butnot morethan sixmonths	Over sixmonths butnot morethan one year	Over oneyear but notmore thanthree years	Over threeyears butnot morethan fiveyears	Over fiveyears butnot morethan tenyears	Over tenyears	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2018
Deposits at amortised cost	155,788	29,301	6,066	4,739	1,887	568	412	816	199,577
Cash collateral and settlement balances	3,446	64,295	5	2	–	–	–	–	67,748
Repurchase agreements and other similar secured borrowing	1,331	5,561	–	–	3	–	486	–	7,381
Debt securities in issue	26	13,749	5,779	8,637	5,454	1,195	4,519	229	39,588
Subordinated liabilities	–	306	–	123	10,477	12,420	6,867	10,393	40,586
Trading portfolio liabilities	36,614	–	–	–	–	–	–	–	36,614
Financial liabilities designated at fair value	14,280	144,693	6,948	12,731	16,528	7,679	5,008	17,621	225,488
Derivative financial instruments	219,527	13	–	–	6	3	4	59	219,612
Other financial liabilities	141	1,982	–	–	343	–	–	–	2,466
Total financial liabilities	431,153	259,900	18,798	26,232	34,698	21,865	17,296	29,118	839,060

As at 31 December 2017
Deposits at amortised cost	338,550	39,421	8,087	7,650	3,405	1,200	267	725	399,305
Cash collateral and settlement balances	1,808	66,298	16	24	5	–	–	–	68,151
Repurchase agreements and other similar secured borrowing	3,550	17,846	4,526	3,557	410	10,259	490	–	40,638
Debt securities in issue	907	17,205	8,497	6,810	10,983	12,053	9,726	4,465	70,646
Subordinated liabilities	–	2,790	1,739	559	4,985	9,789	5,929	6,208	31,999
Trading portfolio liabilities	37,352	–	–	–	–	–	–	–	37,352
Financial liabilities designated at fair value	13,298	102,982	10,609	9,118	18,142	6,177	5,490	12,827	178,643
Derivative financial instruments	237,242	9	3	–	15	5	48	1,755	239,077
Other financial liabilities	446	4,557	–	–	671	–	–	–	5,674
Total financial liabilities	633,153	251,108	33,477	27,718	38,616	39,483	21,950	25,980	1,071,485

Maturity analysis of off-balance sheet commitments received (audited)

Maturity of off-balance sheet commitments received and given

The table below presents the maturity split of the Barclays Bank Group’s off-balance sheet commitments received and given at the balance sheet date. The amounts disclosed in the table are the undiscounted cash flows (i.e. nominal values) on the basis of earliest opportunity at which they are available.

Maturity analysis of off-balance sheet commitments received (audited)
	Ondemand	Not more than three months	Over three months but not more than six months	Over six months but not more than nine months	Over nine months but not more than one year	Over one year but not more than two years	Over two years but not more than three years	Over three years but not more than five years	Over five years but not more than ten years	Over ten years	Total
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2018
Guarantees, letters of credit and credit insurance	5,581	110	20	13	16	65	10	33	10	5	5,863
Other commitments received	93	42	–	–	–	–	–	–	–	–	135
Total off-balance sheet commitments received	5,674	152	20	13	16	65	10	33	10	5	5,998

As at 31 December 2017
Guarantees, letters of credit and credit insurance	6,373	5	2	3	1	8	7	5	3	4	6,411
Other commitments received	–	29	–	–	–	–	–	–	–	–	29
Total off-balance sheet commitments received	6,373	34	2	3	1	8	7	5	3	4	6,440

Maturity analysis of off-balance sheet commitments given (audited)

Maturity of off-balance sheet commitments received and given

The table below presents the maturity split of the Barclays Bank Group’s off-balance sheet commitments received and given at the balance sheet date. The amounts disclosed in the table are the undiscounted cash flows (i.e. nominal values) on the basis of earliest opportunity at which they are available.

Maturity analysis of off-balance sheet commitments given (audited)
	Ondemand	Not more than three months	Over three months but not more than six months	Over six months but not more than nine months	Over nine months but not more than one year	Over one year but not more than two years	Over two years but not more than three years	Over three years but not more than five years	Over five years but not more than ten years	Over ten years	Total
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2018
Contingent liabilities	15,435	1,102	553	145	170	415	435	641	319	179	19,394
Documentary credits and other short-term trade related transactions	70	1,263	325	55	14	11	3	–	–	–	1,741
Standby facilities, credit lines and other commitments	250,802	1,734	1,311	397	667	311	257	424	19	105	256,027
Total off-balance sheet commitments given	266,307	4,099	2,189	597	851	737	695	1,065	338	284	277,162

As at 31 December 2017
Contingent liabilities	16,047	1,085	560	92	242	346	80	59	245	256	19,012
Documentary credits and other short-term trade related transactions	34	593	147	26	6	5	1	–	–	–	812
Standby facilities, credit lines and other commitments	311,481	1,144	883	77	778	44	47	259	2	46	314,761
Total off-balance sheet commitments given	327,562	2,822	1,590	195	1,026	395	128	318	247	302	334,585

Captial resources (audited)
Capital ratios[a,b,c]
As at 31 December	2018	2017
Common equity tier 1 (CET1)	13.5%	13.6%
Tier 1 (T1)	18.4%	18.0%
Total regulatory capital	22.2%	22.9%

Capital resources[a] (audited)
	2018	2017
As at 31 December	£bn	£bn
CET1 capital	23.4	35.5
T1 capital	31.9	47.0
Total regulatory capital	38.4	59.8

Total risk weighted assets (unaudited)	173.2	261.4

Capital Requirements Regulation (CRR) leverage ratio[a]
	2018	2017
As at 31 December	£bn	£bn
CRR leverage ratio	4.0%	4.5%
T1 capital	31.9	47.0
CRR leverage exposure	791	1,038

Capital, RWAs and leverage are calculated applying the transitional arrangements of the CRR. This includes IFRS 9 transitional arrangements and the grandfathering of

CRR non-compliant capital instruments.

Functional currency of the operation (audited)

Functional currency of operations (audited)
	Foreigncurrencynetinvestments	Borrowingswhich hedgethe netinvestments	Derivativeswhich hedgethe netinvestments	Structuralcurrencyexposurespre- economichedges	Economichedges	Remainingstructuralcurrencyexposures
	£m	£m	£m	£m	£m	£m
As at 31 December 2018
USD	28,857	(12,322)	(2,931)	13,604	(4,827)	8,777
EUR	2,672	(3)	-	2,669	(2,146)	523
ZAR	5	-	-	5	-	5
JPY	489	-	-	489	-	489
Other	2,021	-	(37)	1,984	-	1,984
Total	34,044	(12,325)	(2,968)	18,751	(6,973)	11,778

As at 31 December 2017
USD	27,848	(12,404)	(540)	14,904	(6,153)	8,751
EUR	2,489	(3)	-	2,486	(2,127)	359
ZAR	8	-	-	8	-	8
JPY	467	(152)	(301)	14	-	14
Other	2,475	-	(1,299)	1,176	-	1,176
Total	33,287	(12,559)	(2,140)	18,588	(8,280)	10,308

Analysis of equity sensivity (audited)

Analysis of equity sensitivity

Equity sensitivity table measures the overall impact of a +/- 25bps movement in interest rates on retained earnings, fair value through other comprehensive income (FVOCI) and cash flow hedge reserves. This data is captured using DV01 metric which is an indicator of the shift in value for a 1 basis point in the yield curve.

Analysis of equity sensitivity (audited)	31 December 2018		31 December 2017
	+25 basispoints	-25 basispoints	+25 basispoints	-25 basispoints
Barclays Bank Group	£m	£m	£m	£m
Net interest income	23	(35)	20	(83)
Taxation effects on the above	(6)	9	(6)	25
Effect on profit for the year	17	(26)	14	(58)
As percentage of net profit after tax	2.04%	3.11%	(1.22%)	5.05%

Effect on profit for the year (per above)	17	(26)	14	(58)
Fair value through other comprehensive income reserve	(128)	241	(164)	219
Cash flow hedge reserve	(446)	431	(616)	598
Taxation effects on the above	144	(168)	195	(204)
Effect on equity	(413)	478	(571)	555
As percentage of equity	(0.87%)	(1.00%)	(0.87%)	0.84%